Net finance costs (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of net finance costs

	12.31.23	12.31.22	12.31.21
Financial income
Financial interest	367	203	395

Financial costs
Commercial interest	(256,214)	(232,268)	(134,857)
Interest and other	(62,622)	(40,590)	(28,438)
Fiscal interest	(38)	(24)	(28)
Bank fees and expenses	(561)	(453)	(221)
Total financial costs	(319,435)	(273,335)	(163,544)

Other financial results
Changes in fair value of financial assets and financial liabilities	33,778	8,799	24,065
Loss on debt restructuring	-	(1,398)	-
Net (loss) gain from the cancelattion of Corporate Notes	-	(1,132)	19
Exchange differences	(48,327)	4,604	(9,716)
Adjustment to present value of receivables	(1,410)	(1,054)	(909)
Recovery of provision for credit RDSA	-	-	3,519
Other financial costs (*)	(15,327)	(14,271)	(6,418)
Total other financial results	(31,286)	(4,452)	10,560
Total net financial costs	(350,354)	(277,584)	(152,589)

(*)	As of December 31, 2023, 2022 and 2021, includes $ 14,875, $ 13,241 and $ 5,528 relating to EDELCOS’ technical assistance, respectively (Note 34).